Financial assets at fair value through profit or loss (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Carrying amount	¥ 1,487,871,000	¥ 1,690,967,000
Financial assets at fair value through profit or loss	1,487,195	1,655,509,000
Contingent returnable consideration
Financial assets at fair value through profit or loss
Carrying amount	676,000	1,438,000
Wealth management products
Financial assets at fair value through profit or loss
Carrying amount	¥ 1,487,195,000	¥ 1,689,529,000